Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities
Loss for the year	R$ (154,658)	R$ (60,771)	R$ (243,025)
Adjustments for:
Income tax and social contribution	26,624	6,008	(89,787)
Depreciation and amortization	92,019	87,807	74,994
Goodwill impairment	0	0	136,723
Allowance for expected credit losses	16,066	49,247	7,789
(Reversal) Provisions for tax, labor and civil risks	(18,820)	4,042	4,148
(Reversal) Provisions for bonus and profit sharing	(1,235)	26,503	14,781
Share-based compensation	5,298	2,551	2,947
Provision (Reversal of) for earn-out and compensation	9,822	(963)	100,744
Interest from loans and borrowings	19,249	21,435	29,723
Interest on leases	586	377	512
Exchange variation and Interest and adjustment to present value (APV) on liabilities from acquisition	1,685	9,202	23,083
Loss for non-use of the advance payment	0	0	5,529
Loss on write-off of intangible assets	1,117	815	25
Loss on write-off of property, plant and equipment	0	856	1,327
Gain on financial investments	0	0	(1,155)
Effect of hyperinflation	5,174	2,993	65
Changes in fair value of derivative financial instruments	17,321	0	0
Amortization of loan costs	1,656	0	0
Changes in assets and liabilities
Trade and other receivables	(39,850)	(45,218)	(69)
Prepayments	1,110	1,896	9,084
Other assets	34,012	1,382	(17,888)
Suppliers	99,844	82,725	107,020
Employee benefits	(19,852)	(10,904)	(5,734)
Other liabilities	36,548	9,202	(21,872)
Cash generated from operating activities	133,716	189,185	138,964
Interest paid on loans and leases	(17,731)	(22,028)	(30,509)
Income taxes paid	(8,214)	(4,610)	0
Cash generated from operating activities	107,771	162,547	108,455
Cash flow from investing activities
Restricted cash	(4,488)	(6,403)	0
Acquisition of subsidiary, net of cash acquired	0	0	(300,088)
Acquisition of property, plant and equipment	(4,324)	(3,004)	(7,200)
Proceeds from disposal of PPE	356	0	0
Proceeds from sale of financial instruments	0	8,160	0
Acquisition of Intangible assets	(54,162)	(52,656)	(42,495)
Net cash (used in) investing activities	(62,618)	(53,903)	(349,783)
Cash flow from financing activities
Capital increase - from private placement investments	49,997	0	0
Capital increase - ATM	1,395	0	0
Issuance costs - ATM (At-the-Market)	(9,746)	0	0
Proceeds from loans and borrowings	103,870	30,000	34,000
Payment of debt issuance costs	(2,889)	(1,062)	0
Payment of borrowings	(65,423)	(107,710)	(74,069)
Payment of lease liabilities	(2,505)	(1,995)	(2,884)
Payments in installments for acquisition of subsidiaries	(65,594)	(62,999)	(172,892)
Net cash from (used in) financing activities	9,105	(143,766)	(215,845)
Exchange rate change on cash and cash equivalents	(1,116)	(1,379)	(24,815)
Net (decrease) increase in cash and cash equivalents	53,142	(36,501)	(481,988)
Cash and cash equivalents at January 1	63,742	100,243	582,231
Cash and cash equivalents at December 31	R$ 116,884	R$ 63,742	R$ 100,243